ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	9 Months Ended
Sep. 30, 2023
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
7.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	September 30, 2023	December 31, 2022
Property and equipment payables	$52,459	$87,701
Interest expenses payable	27,832	63,371
Operating expense and other accruals and liabilities	21,348	11,728
Advance customer deposits and ticket sales	4,521	1,793
Operating lease liabilities	1,067	1,095

	$107,227	$165,688